Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2026	Sep. 30, 2025
Consolidated Balance Sheets [Abstract]
Ordinary shares, par value	$ 0.0000625	$ 0.0000625
Ordinary shares, shares authorized	800,000,000	800,000,000
Ordinary shares, shares issued	125,117,000	20,500,000
Ordinary shares, shares outstanding	125,117,000	20,500,000